Other Assets	12 Months Ended
Dec. 31, 2020
Other Assets [abstract]
Other Assets

12.   Other Assets

	December 31,	December 31,
	2020	2019
		(Restated note 4 (t)ii)
Ore stockpiles	$9,715	$2,355
Value added tax recoverable - San Jose	3,386	2,036
Income tax recoverable (note 33(d))	1,199	1,310
Other assets	910	867
Value added tax recoverable - Lindero	-	34,176
Other assets	$15,210	$40,744

As at December 31, 2020, the Company transferred the full amount of value added tax recoverable to short-term as it expects to recover the full amount during the next twelve months (note 6). In January 2021, $11,300 of the value added tax amount were recovered.

The Company expects to recover the value added taxes during 2022.